Condensed Balance Sheet - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 416,780	$ 861,754
Prepaid expenses	218,981	328,772
Total current assets	635,761	1,190,526
Investments held in Trust Account	414,268,577	414,209,593
Total Assets	414,904,338	415,400,119
Current liabilities:
Accounts payable	274,570	22,120
Accrued expenses	2,777,394	111,146
Due to related party	5,846	9,750
Total current liabilities	3,057,810	143,016
Deferred underwriting commissions	14,490,000	14,490,000
Derivative warrant liabilities	50,497,400	53,801,110
Total liabilities	68,045,210	68,434,126
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 34,185,912 and 34,196,599 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	341,859,120	341,965,990
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	34,734,757	34,627,888
Accumulated deficit	(29,736,505)	(29,629,640)
Total shareholders' equity	5,000,008	5,000,003
Members’ deficit:
Total liabilities and equity	414,904,338	415,400,119
Marketwise, LLC
Current assets:
Cash and cash equivalents	241,532,000	114,422,000	$ 170,520,000
Accounts receivable	8,965,000	12,398,000	7,332,000
Prepaid expenses	7,911,000	8,530,000	5,107,000
Related party receivables	775,000	874,000	800,000
Related party notes receivable, current	292,000	0
Restricted cash	500,000	505,000	1,564,000
Deferred contract acquisition costs		42,019,000	19,307,000
Deferred contract acquisition costs	68,548,000	42,019,000
Other current assets	2,087,000	1,889,000	1,070,000
Total current assets	330,610,000	180,637,000	205,700,000
Property and equipment, net	1,300,000	1,417,000	1,578,000
Operating lease right-of-use assets	11,826,000	12,337,000	14,502,000
Intangible assets, net	9,496,000	5,278,000	7,215,000
Goodwill	23,338,000	18,101,000	18,101,000
Deferred contract acquisition costs, noncurrent		65,217,000	23,007,000
Deferred contract acquisition costs, noncurrent	113,029,000	65,217,000
Related party notes receivable, noncurrent	861,000	1,148,000	5,446,000
Other assets	715,000	678,000	656,000
Total Assets	491,175,000	284,813,000	276,205,000
Current liabilities:
Trade and other payables	4,718,000	11,969,000	4,979,000
Related party payables, net	1,231,000	2,515,000	7,110,000
Accrued expenses	65,258,000	32,134,000	33,526,000
Deferred revenue and other contract liabilities	324,675,000	278,267,000	192,992,000
Derivative liabilities	662,000	0
Operating lease liabilities	1,223,000	1,077,000	2,084,000
Current portion of long-term debt – related party		0	4,256,000
Other current liabilities	24,805,000	19,576,000	9,484,000
Total current liabilities	422,572,000	345,538,000	254,431,000
Long-term debt – related party		0	1,134,000
Class B Units - related party		593,235,000	118,033,000
Deferred revenue and other contract liabilities, noncurrent	382,797,000	254,481,000	160,907,000
Derivative liabilities, noncurrent		4,343,000	1,274,000
Operating lease liabilities, noncurrent	7,512,000	7,826,000	8,490,000
Total liabilities	2,050,484,000	1,205,423,000	544,269,000
Commitments and Contingencies	0	0	0
Members’ deficit:
Class A members’ units, 547,466 and 605,352 units issued and outstanding at December 31, 2020 and 2019, respectively	(1,552,174,000)	(914,728,000)	(262,293,000)
Accumulated other comprehensive income (loss)	(118,000)	(17,000)	(3,000)
Total members’ deficit	(1,552,292,000)	(914,745,000)	(262,296,000)
Non-controlling interest	(7,017,000)	(5,865,000)	(5,768,000)
Total members’ deficit attributable to MarketWise	(1,559,309,000)	(920,610,000)	(268,064,000)
Total liabilities and equity	491,175,000	284,813,000	$ 276,205,000
Common Class A
Shareholders' Equity:
Class A and B ordinary shares	721	720
Common Class B
Shareholders' Equity:
Class A and B ordinary shares	$ 1,035	$ 1,035